CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (Parenthetical) - $ / shares	Mar. 31, 2026	Sep. 30, 2025	Jul. 25, 2025	Sep. 30, 2024
Statement of Financial Position [Abstract]
Preferred stock par value	$ 0.01	$ 0.01		$ 0.01
Preferred stock shares authorized	10,000,000	10,000,000		10,000,000
Preferred stock, shares issued	0	0		0
Preferred stock, shares outstanding	0	0		0
Common stock par value	$ 0.01	$ 0.01		$ 0.01
Common stock shares authorized	150,000,000	150,000,000		150,000,000
Common stock shares issued	20,347,137	14,521,094	200,000	11,000,000
Common stock shares outstanding	20,347,137	14,521,094		11,000,000